LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jul. 15, 2022	Dec. 31, 2021 USD ($)	Jun. 03, 2021 CAD ($)	Jun. 03, 2021 USD ($)
Long-term debt
Senior notes redeemable period by issuer			5 years
Interest rate (as a percent)						5.00%		6.625%	6.625%
Net proceeds from issuance of senior notes			$ 1,986.8		$ 790.7
Senior Notes
Long-term debt
Principal amount								$ 500.0
Senior Note 4.500% due January 15, 2030
Long-term debt
Principal amount			$ 800.0
Interest rate (as a percent)			4.50%				4.50%
Senior Notes 3.125% due January 2031
Long-term debt
Principal amount			$ 650.0
Interest rate (as a percent)			3.125%				3.125%
Senior Notes 3.625% due June 2028
Long-term debt
Principal amount			$ 750.0
Interest rate (as a percent)			3.625%				3.625%
Videotron
Long-term debt
Principal amount									$ 800.0
Parent Company | Senior Notes 5.750% due January 2023
Long-term debt
Principal amount							$ 850.0
Interest rate (as a percent)			5.75%				5.75%
Subsidiaries | Videotron | Senior Notes 5.375% due June 2024
Long-term debt
Principal amount							$ 600.0
Interest rate (as a percent)			5.375%				5.375%
Subsidiaries | Videotron | Senior Notes 5.625% due June 2025
Long-term debt
Principal amount			$ 400.0
Interest rate (as a percent)			5.625%				5.625%
Subsidiaries | Videotron | Senior Notes 5.750% due January 2026
Long-term debt
Principal amount			$ 375.0
Interest rate (as a percent)			5.75%				5.75%
Subsidiaries | Videotron | Senior Notes 5.125% due April 2027
Long-term debt
Principal amount							$ 600.0
Interest rate (as a percent)			5.125%				5.125%
Subsidiaries | Videotron | Senior Note 4.500% due January 15, 2030
Long-term debt
Net proceeds from issuance of senior notes		$ 644.0
Financing fees		$ 6.0
Subsidiaries | Videotron | Senior Notes 3.625% due June 2028
Long-term debt
Net proceeds from issuance of senior notes	$ 743.2
Financing fees	6.8
Subsidiaries | Videotron | Senior Notes 3.625% due June 2029
Long-term debt
Principal amount							$ 500.0
Interest rate (as a percent)			3.625%				3.625%
Net proceeds from issuance of senior notes	599.6
Financing fees	$ 5.8